UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut           8/14/01
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             46
                                               -------------

Form 13F Information Table Value Total:           506,699
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
Abgenix Inc                       Common Stock   00339B107    7,493  166,500  SH       sole                166,500
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Advanced Neuromodulation Sys      Common Stock   00757T101   19,331  743,500  SH       sole                743,500
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100    9,830  162,000  SH       sole                162,000
------------------------------------------------------------------------------------------------------------------------------------
Andrx Group                       Common Stock   034553107   11,550  150,000  SH       sole                150,000
------------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution Inc   Common Stock   03823E108    9,310  746,000  SH       sole                746,000
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102   25,666  841,800  SH       sole                841,800
------------------------------------------------------------------------------------------------------------------------------------
Arqule Inc                        Common Stock   04269E107   12,909  596,000  SH       sole                596,000
------------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                   Sponsored ADR  046353108    5,844  125,000  SH       sole                125,000
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   25,761  369,000  SH       sole                369,000
------------------------------------------------------------------------------------------------------------------------------------
Cima Labs Inc                     Common Stock   171796105   41,213  525,000  SH       sole                525,000
------------------------------------------------------------------------------------------------------------------------------------
Corvas Intl Inc                   Common Stock   221005101      118   10,000  SH       sole                 10,000
------------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc        Common Stock   229678107    4,522  119,000  SH       sole               119,000
------------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101    3,376  535,000  SH       sole                535,000
------------------------------------------------------------------------------------------------------------------------------------
Epix Medical Inc                  Common Stock   26881Q101    9,787  792,500  SH       sole               792,500
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp                         ADR            284131208   12,878  211,116  SH       sole               211,116
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc                         Common Stock   293904108   31,563  505,000  SH       sole               505,000
------------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105   10,228  743,328  SH       sole               743,328
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406   29,782  540,500  SH       sole               540,500
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103   17,050  293,000  SH       sole               293,000
------------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals Inc New       Common Stock   448924100   12,292  387,500  SH       sole               387,500
------------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals Inc New       Common Stock   4489249HF      781      400  SH CALL  sole                   400
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         Common Stock   449370105      373    5,500  SH       sole                 5,500
------------------------------------------------------------------------------------------------------------------------------------
Immunogen Inc                     Common Stock   45253H101    5,500  275,000  SH       sole               275,000
------------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories Inc            Common Stock   45256B101      488   40,000  SH       sole                40,000
------------------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                  Common Stock   452907108   14,809  692,000  SH       sole               692,000
------------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                     Common Stock   45884X103    9,083  255,000  SH       sole               255,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104    1,790   35,790  SH       sole                35,790
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108      506    6,844  SH       sole                 6,844
------------------------------------------------------------------------------------------------------------------------------------
Matrix Pharmaceutical Inc         Common Stock   576844104    6,764  648,500  SH       sole               648,500
------------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101    5,699  242,500  SH       sole               242,500
------------------------------------------------------------------------------------------------------------------------------------
Medicines Co                      Common Stock   584688105    5,788  282,500  SH       sole               282,500
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Medimune Inc                      Common Stock   584699102   11,545  244,600  SH       sole               244,600
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Medtronic Inc                     Common Stock   585055106      449    9,751  SH       sole                 9,751
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Microsoft Corp                    Common Stock   594918104      234    3,200  SH       sole                 3,200
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Myriad Genetics Inc               Common Stock   62855J104   12,094  191,000  SH       sole               191,000
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OSI Pharmaceuticals Inc           Common Stock   671040103   48,488  922,000  SH       sole               922,000
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Pharmacia Corp                    Common Stock   71713U102      566   12,315  SH       sole                12,315
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QLT Inc                           Common Stock   746927102    6,364  325,000  SH       sole               325,000
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Sepracor Inc                      Common Stock   817315104   23,323  586,000  SH       sole               586,000
------------------------------------------------------------------------------------------------------------------------------------
Serono S A                        Sponsored ADR  81752M101    6,737  270,000  SH       sole               270,000
------------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Grp PLC     Sponsored ADR  82481R106   14,430  260,000  SH       sole               260,000
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Transkaryotic Therapies Inc       Common Stock   893735100      295   10,000  SH       sole                10,000
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Tripos Inc                        Common Stock   896928108    4,263  290,000  SH       sole               290,000
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Valentis Inc                      Common Stock   91913E104    1,385  221,596  SH       sole               221,596
------------------------------------------------------------------------------------------------------------------------------------
Visible Genetics Inc              Common Stock   92829S104   15,059  606,000  SH       sole               606,000
------------------------------------------------------------------------------------------------------------------------------------
Xoma Ltd                          ORD            G9825R107    9,383  550,000  SH       sole               550,000
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